Employee benefits - Summary of Fair Value of Plan Assets Foreign Defined Benefit Plans (Detail) - Foreign Defined Benefit Plan [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		¥ 4,692	¥ 2,403
Equity securities	[1]	84	65
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	1,152	2,135
Corporate bonds	[3]	160	12,052
Asset-backed securities		36	61
Insurance contracts	[4]	21,736	19,401
Commingled funds	[5]	16,682	18,113
Real estate and other		3,351	2,757
Total		47,893	56,987
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		4,692	2,403
Equity securities	[1]	84	65
Fixed income securities contributed to fair value of plan assets [Abstract]
Insurance contracts	[4]	359	341
Real estate and other		10	8
Total		5,145	2,817
Unquoted Market Prices in Active Market [Member]
Fixed income securities contributed to fair value of plan assets [Abstract]
Government bonds	[2]	1,152	2,135
Corporate bonds	[3]	160	12,052
Asset-backed securities		36	61
Insurance contracts	[4]	21,377	19,060
Commingled funds	[5]	16,682	18,113
Real estate and other		3,341	2,749
Total		¥ 42,748	¥ 54,170

[1]	Represents primarily foreign equity securities.
[2]	Includes primarily foreign government debt securities.
[3]	Includes primarily foreign corporate debt securities.
[4]	Represents annuity contracts with or without profit sharing and bulk insurance contracts.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts.